Transactions with Related Parties - Summary of Revenues (Expenses) with Other Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Especialistas en Alta Cocina, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	$ 28,093	$ 18,374	$ 15,500
Mayo 13, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	10,042	5,341	$ 3,328
Ingeniería y Economía del Transporte, S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Technical advisory	$ 14,637	$ 5,238